Taxation (Details) € in Millions, R in Millions	12 Months Ended
	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 ZAR (R)
Disclosure of geographical areas [line items]
Income tax	R 6,633.0		R 7,134.0	R 8,332.0
Deferred tax	(1,075.0)		1,361.0
Total tax expense (income)	5,558.0		8,495.0	8,691.0
South Africa
Disclosure of geographical areas [line items]
Normal tax	4,035.0		4,393.0	5,826.0
current year	4,689.0		3,887.0	6,084.0
prior years	(654.0)		506.0	(258.0)
Dividend withholding tax	68.0		59.0	86.0
Deferred tax	(414.0)		2,677.0	1,894.0
current year	(545.0)		2,634.0	1,878.0
prior years	131.0		43.0	16.0
Total tax expense (income)	3,994.0		7,013.0	7,806.0
Foreign Countries
Disclosure of geographical areas [line items]
Normal tax	2,530.0		2,682.0	2,420.0
current year	3,035.0		2,680.0	2,704.0
prior years	(505.0)		2.0	(284.0)
Deferred tax	(661.0)		(1,316.0)	(1,535.0)
current year	(874.0)		(718.0)	(734.0)
prior years	485.0		(127.0)	81.0
recognition of previously unrecognised deferred tax assets	(49.0)		(470.0)	(945.0)
tax rate change	(223.0)		(1.0)	63.0
Rest of Africa
Disclosure of geographical areas [line items]
Total tax expense (income)	854.0		951.0	(526.0)
Europe
Disclosure of geographical areas [line items]
Total tax expense (income)	1,649.0		906.0	1,137.0
United States of America
Disclosure of geographical areas [line items]
Total tax expense (income)	(1,032.0)		(424.0)	183.0
Other Country
Disclosure of geographical areas [line items]
Total tax expense (income)	R 93.0		49.0	91.0
ITALY
Disclosure of geographical areas [line items]
recognition of previously unrecognised deferred tax assets		€ (25.4)	(377.2)
MOZAMBIQUE
Disclosure of geographical areas [line items]
recognition of previously unrecognised deferred tax assets			R (93.0)	R (917.0)